UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ------------------

Check here if Amendment [   ]; Amendment Number:

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      James Morgan Rutman
           --------------------------------------------------
Address:   c/o Harvest Management, L.L.C.
           --------------------------------------------------
           600 Madison Avenue, 11th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-2854
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Morgan Rutman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-644-2202
           --------------------------------------------------

Signature, Place, and Date of Signing:


/s/ James Morgan Rutman       New York, New York       08/13/03
-----------------------------------------------------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      4
                                               -------------

Form 13F Information Table Entry Total:               104
                                               -------------

Form 13F Information Table Value Total:          $263,894
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.           Form 13F File Number                 Name
    1              28-6362                      Laurence D. Belfer
   ---            -----------                 ----------------------------
    2              28-7384                      Nathaniel Bohrer
   ---            -----------                 ----------------------------
    3              28-7750                      Marjorie Gochberg Kellner
   ---            -----------                 ----------------------------
    4              28-06505                     Harvest Management, L.L.C.
   ---            -----------                 ----------------------------

Mr. Rutman shares investment discretion with and is reporting on behalf of Mr. Belfer, Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Rutman, Mr. Belfer, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.


                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
-------------------------------- ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
AOL TIME WARNER INC              COMMON STOCK      00184A105     2253  140000  SH        OTHER   01 02 03 04        140000

AT&T WIRELESS SVCS INC           COMMON STOCK      00209A106      795   96891  SH        OTHER   01 02 03 04         96891

ADVANCED MICRO DEVICES INC       COMMON STOCK      007903107       75   11700  SH        OTHER   01 02 03 04         11700

ADVANTA CORP                     CL B              007942204      328   32822  SH        OTHER   01 02 03 04         32822

ALLEN TELECOM INC                COMMON STOCK      018091108     4056  245500  SH        OTHER   01 02 03 04        245500

AMERICAN INTL GRP INC            COMMON STOCK      026874107     1613   29237  SH        OTHER   01 02 03 04         29237

ASHANTI GOLDFIELDS LTD           GLOB DEPT RCPT    043743202     3586  450000  SH        OTHER   01 02 03 04        450000

BANK UTD CORP LITIGATN CONT      RIGHT 99/99/9999  065416117       47  584731  SH        OTHER   01 02 03 04        584731

BAXTER INTL INC                  RIGHTS            071813125        5  452865  SH        OTHER    01 02 03 04       452865

BIOGEN INC                       COMMON STOCK      090597105      949   25000  SH        OTHER   01 02 03 04         25000

BRISTOL MYERS SQUIBB CO          COMMON STOCK      110122108      271   10000  SH        OTHER   01 02 03 04         10000

CMGI INC                         COMMON STOCK      125750109      114   75511  SH        OTHER   01 02 03 04         75511

CANADA LIFE FINL CORP            COMMON STOCK      135113108    43120 1291400  SH        OTHER   01 02 03 04       1291400

CELLEGY PHARMACEUTICALS INC      COMMON STOCK      15115L103      151   30000  SH        OTHER   01 02 03 04         30000

CENDANT CORP                     COMMON STOCK      151313103     2649  144572  SH        OTHER   01 02 03 04        144572

CHARTER COMMUNICATIONS INC D     CL A              16117M107       37   10000  SH        OTHER   01 02 03 04         10000

CLAYTON HOMES INC                COMMON STOCK      184190106     1694  135000  SH        OTHER   01 02 03 04        135000

COBALT CORP                      COMMON STOCK      19074W100     4829  235000  SH        OTHER   01 02 03 04        235000




COGNIZANT TECHNOLOGY SOLUTIO     CL A              192446102     2467  101145  SH        OTHER   01 02 03 04        101145

CONCORD EFS INC                  COMMON STOCK      206197105     2576  175000  SH        OTHER   01 02 03 04        175000

CORNING INC                      COMMON STOCK      219350105      476   64467  SH        OTHER   01 02 03 04         64467

CYSIVE INC                       COMMON STOCK      23281T108      321  100000  SH        OTHER   01 02 03 04        100000

DELTA & PINE LD CO               COMMON STOCK      247357106     3737  170000  SH        OTHER   01 02 03 04        170000

DEUTSCHE TELEKOM AG              SPONSORED ADR     251566105     8177  537948  SH        OTHER   01 02 03 04        537948

DOW CHEM CO                      COMMON STOCK      260543103    12191  393766  SH        OTHER   01 02 03 04        393766

DREYERS GRAND ICE CREAM INC      COMMON STOCK      261877104    18992  241500  SH        OTHER   01 02 03 04        241500

EDISON INTL                      COMMON STOCK      281020107      493   30000  SH        OTHER   01 02 03 04         30000

JD EDWARDS & CO                  COMMON STOCK      281667105     5608  390000  SH        OTHER   01 02 03 04        390000

EL PASO CORP                     COMMON STOCK      28336L109     2480  306963  SH        OTHER   01 02 03 04        306963

ELAN CONT VAL RIGHT              RIGHTS            G29539148        0 1078575  SH        OTHER   01 02 03 04       1078575

ENPRO INDS INC                   COMMON STOCK      29355X107      267   25000  SH        OTHER   01 02 03 04         25000

EXPEDIA INC                      CL A              302125109    21517  282600  SH        OTHER   01 02 03 04        282600

FIDELITY NATIONAL SOLTNS INC     COMMON STOCK      31620P109     1697   65100  SH        OTHER   01 02 03 04         65100

FIRST VA BANKS INC               COMMON STOCK      337477103     5985  138800  SH        OTHER   01 02 03 04        138800

GAP INC DEL                      COMMON STOCK      364760108      281   15000  SH        OTHER   01 02 03 04         15000

GENERAL MTRS CORP                CL H NEW          370442832     6789  530000  SH        OTHER   01 02 03 04        530000

GENESIS BIOVENTURES INC          COMMON STOCK      371828104       16   25000  SH        OTHER   01 02 03 04         25000

GUCCI GROUP NV                   COM NY REG        401566104      980   10000  SH        OTHER   01 02 03 04         10000

HSBC HLDGS PLC                   SPON ADR NEW      404280406     8478  143425  SH        OTHER   01 02 03 04        143425






HARMONIC INC                     COMMON STOCK      413160102      136      33514  SH        OTHER   01 02 03 04      33514

HASBRO INC                       COMMON STOCK      418056107      202      11577  SH        OTHER   01 02 03 04      11577

HORIZON ORGANIC HOLDING          COMMON STOCK      44043T103      238      10000  SH        OTHER   01 02 03 04      10000

IDEC PHARMACEUTICALS CORP        COMMON STOCK      449370105     2717      80000  SH        OTHER   01 02 03 04      80000

IGEN INC                         COMMON STOCK      449536101      987      31500  SH        OTHER   01 02 03 04      31500

IMAX CORP                        COMMON STOCK      45245E109     1577     175000  SH        OTHER   01 02 03 04     175000

INCO LTD                         *W EXP 08/21/200  453258139       87      17985  SH        OTHER   01 02 03 04      17985

INFORMATION RES INC              COMMON STOCK      456905108      629     160000  SH        OTHER   01 02 03 04     160000

INTERGRAPH CORP                  COMMON STOCK      458683109     5149     243590  SH        OTHER   01 02 03 04     243590

I2 TECHNOLOGIES INC              COMMON STOCK      465754109       98      97456  SH        OTHER   01 02 03 04      97456

JDS UNIPHASE CORP                COMMON STOCK      46612J101     1022     292267  SH        OTHER   01 02 03 04     292267

JP MORGAN CHASE & CO             COMMON STOCK      46625H100     4595     134449  SH        OTHER   01 02 03 04     134449

JOHNSON & JOHNSON                COMMON STOCK      478160104     2133      41255  SH        OTHER   01 02 03 04      41255

KROGER CO                        COMMON STOCK      501044101     1688     101200  SH        OTHER   01 02 03 04     101200

MAD CATZ INTERACTIVE INC         COMMON STOCK      556162105       58      87619  SH        OTHER   01 02 03 04      87619

MATTEL INC                       COMMON STOCK      577081102     1677      88640  SH        OTHER   01 02 03 04      88640

MAXIM INTEGRATED PRODS INC       COMMON STOCK      57772K101      662      19404  SH        OTHER   01 02 03 04      19404

MCLEOD USA                       WARRANT           582266110       25      60689  SH        OTHER   01 02 03 04      60689

MEDIMMUNE INC                    COMMON STOCK      584699102      998      27438  SH        OTHER   01 02 03 04      27438

MOORE WALLACE INC                COMMON STOCK      615857109      851      57955  SH        OTHER   01 02 03 04      57955




NEUBERGER BERMAN INC             COMMON STOCK      641234109     4789     120000  SH        OTHER   01 02 03 04     120000

NORTEL NETWORKS CORP NEW         COMMON STOCK      656568102      461     170904  SH        OTHER   01 02 03 04     170904

OAK TECHNOLOGY INC               COMMON STOCK      671802106     1638     265000  SH        OTHER   01 02 03 04     265000

PG & E CORP                      COMMON STOCK      69331C108      360      17000  SH        OTHER   01 02 03 04      17000

PATHMARK STORES INC NEW          COMMON STOCK      70322A101      517      70100  SH        OTHER   01 02 03 04      70100

PEOPLESOFT INC                   COMMON STOCK      712713106      439      25000  SH        OTHER   01 02 03 04      25000

PFIZER INC                       COMMON STOCK      717081103     6918     202577  SH        OTHER   01 02 03 04     202577

PRICE COMMUNICATIONS CORP        COM NEW           741437305     1291     100000  SH        OTHER   01 02 03 04     100000

PROGRESS ENERGY INC             CONTINGENT VALUE   743263AA3       14     138038  SH        OTHER   01 02 03 04     138038

QUINTILES TRANSNATIONAL CORP     COMMON STOCK      748767100     3897     275000  SH        OTHER   01 02 03 04     275000

QWEST COMMUNICATIONS INTL IN     COMMON STOCK      749121109      595     124535  SH        OTHER   01 02 03 04     124535

REGISTER COM INC                 COMMON STOCK      75914G101      185      30700  SH        OTHER   01 02 03 04      30700

RIBAPHARM INC                    COMMON STOCK      762537108      484      75000  SH        OTHER   01 02 03 04      75000

ROSLYN BANCORP INC               COMMON STOCK      778162107     1816      84500  SH        OTHER   01 02 03 04      84500

SPX CORP                         COMMON STOCK      784635104      590      13400  SH        OTHER   01 02 03 04      13400

SALIX PHARMACEUTICALS INC        COMMON STOCK      795435106      436      42000  SH        OTHER   01 02 03 04      42000

SANMINA SCI CORP                 COMMON STOCK      800907107      968     153094  SH        OTHER   01 02 03 04     153094

SCHWABB CHARLES CORP NEW         COMMON STOCK      808513105     1723     170809  SH        OTHER   01 02 03 04     170809

TAUBMAN CTRS INC                 COMMON STOCK      876664103      192      10000  SH        OTHER   01 02 03 04      10000

TELEFONICA S.A.                  SPONSORED ADR     879382208     1485      42956  SH        OTHER   01 02 03 04      42956

TERADYNE INC                     COMMON STOCK      880770102     2309     133398  SH        OTHER   01 02 03 04     133398




TEXAS INSTRS INC                 COMMON STOCK      882508104      490      27837  SH        OTHER   01 02 03 04       27837

TYCO INTL LTD NEW                COMMON STOCK      902124106      759      40000  SH        OTHER   01 02 03 04       40000

VERIDIAN CORP DEL                COMMON STOCK      92342R203     7676     220000  SH        OTHER   01 02 03 04      220000

VERITAS SOFTWARE CO              COMMON STOCK      923436109     1772      61491  SH        OTHER   01 02 03 04       61491

VERISIGN INC                     COMMON STOCK      92343E102      935      67781  SH        OTHER   01 02 03 04       67781

VIACOM INC                       CL B              925524308     2997      68640  SH        OTHER   01 02 03 04       68640

VIVENDI UNIVERSAL                SPON ADR NEW      92851S204      947      51367  SH        OTHER   01 02 03 04       51367

WARNACO GROUP INC                CL A NEW          934390402     1535     113724  SH        OTHER   01 02 03 04      113724

WASHINGTON MUT INC               COMMON STOCK      939322103     1164      28189  SH        OTHER   01 02 03 04       28189

WILTEL COMMUNICATNS
 GROUP IN                        COMMON STOCK      972487102      148      10000  SH        OTHER   01 02 03 04       10000

YAHOO INC                        COMMON STOCK      984332106     1276      39022  SH        OTHER   01 02 03 04       39022

ZIMMER HLDGS INC                 COMMON STOCK      98956P102     4505     100000  SH        OTHER   01 02 03 04      100000

WEATHERFORD
 INTERNATIONAL LT                COMMON STOCK      G95089101     1047      25000  SH        OTHER   01 02 03 04       25000

ASML HLDG NV                     NY SHS            N07059111      210      21944  SH        OTHER   01 02 03 04       21944

APRIA HEALTHCARE
 GROUP INC                      COMMON STOCK      037933108       498   20000     SH    PUT    OTHER    01 02 03 04   20000

AUTOZONE INC                    COMMON STOCK      053332102      1520   20000     SH    PUT    OTHER    01 02 03 04   20000

STARWOOD HOTELS &
 RESORTS WRLD                   COMMON STOCK      85590A203       572   20000     SH    PUT    OTHER    01 02 03 04   20000

IDEC PHARMACEUTICALS
 CORP                           COMMON STOCK      449370105       340   10000     SH    PUT    OTHER    01 02 03 04   10000




KOHLS CORP                      COMMON STOCK      500255104       514   10000     SH    PUT    OTHER    01 02 03 04   10000

LINCARE HLDGS INC               COMMON STOCK      532791100       317   10000     SH    PUT    OTHER    01 02 03 04   10000

NASDAQ 100 TR                   COMMON STOCK      631100104      1498   50000     SH    PUT    OTHER    01 02 03 04   50000

TARGET CORP                     COMMON STOCK      87612E106      1703   45000     SH    PUT    OTHER    01 02 03 04   45000

VERITAS DGC INC                 COMMON STOCK      92343P107       230   20000     SH    PUT    OTHER    01 02 03 04   20000

ZIMMER HLDNGS INC               COMMON STOCK      98956P102      4505  100000     SH    PUT    OTHER    01 02 03 04  100000
